Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Goodwill, beginning balance	¥ 824,216	¥ 771,420
Goodwill acquired during year	186,666	40,557
Impairment losses		(30,323)	(4,764)
Foreign currency translation adjustments	75,754	45,845
Other		(3,283)
Goodwill, ending balance	1,086,636	824,216	771,420
Long Distance And International Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	204,879	187,161
Goodwill acquired during year	122,522	17,854
Impairment losses		(23,042)
Foreign currency translation adjustments	42,278	22,906
Goodwill, ending balance	369,679	204,879
Mobile Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	445,729	432,251
Goodwill acquired during year	34,811	20,263
Impairment losses		(7,281)
Foreign currency translation adjustments	11,559	3,779
Other		(3,283)
Goodwill, ending balance	492,099	445,729
Data Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	171,037	149,437
Goodwill acquired during year	29,333	2,440
Foreign currency translation adjustments	21,917	19,160
Goodwill, ending balance	222,287	171,037
Other Segment
Goodwill [Line Items]
Goodwill, ending balance	¥ 2,571	¥ 2,571	¥ 2,571